CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Cash Flows provided by Operating Activities:
Net (loss) income	$ 134,000	$ 750,983	$ (1,977,000)	$ (326,000)	$ (3,795,959)	$ (1,862,852)
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization of deferred charges (Note 5)	354,000	2,192,911	7,670,000	4,896,000	2,151,977	2,479,432
Compensation cost on restricted stock awards (Note 7(c))	0		1,893,000	568,000
Finance costs (Note 7(b))	0		909,000	0
Changes in fair value of warrants' liability (Note 7(b))	0		(6,222,000)	0
Gain from equity method investment (Note 4)	0		(2,000)	0
Asset impairment charge (Note 4)		0			0	3,047,978
Vessel fair value adjustment (Note 4)		0			(200,500)	0
(Increase) / Decrease in:
Accounts receivable, trade, net	24,000	169,243	1,289,000	(3,441,000)	(725,324)	(302,696)
Due from a related party	(70,000)	(14,418)	5,000	65,000	(1,167,746)	(1,891)
Inventories	23,000	(26,611)	47,000	(148,000)	(13,199)	392,255
Prepaid expenses and other assets, net	(460,000)		231,000	(666,000)
Insurance claims	0	941,488	(1,058,000)	0	1,145,969	(2,078,347)
Deferred charges	(152,000)		0	152,000
Prepaid expenses		191,097			(155,786)	(403,488)
Increase / (Decrease) in:
Accounts payable, trade and other	263,000	87,213	124,000	18,000	(47,062)	(160,921)
Due to related parties	59,000	(115,280)	64,000	351,000	(122,741)	220,261
Accrued liabilities	312,000	(1,125,141)	(256,000)	842,000	1,189,260	202,046
Unearned revenue	228,000	135,080	25,000	146,000	(155,877)	(90,092)
Dry-dock costs	0	(5,535)	(1,927,000)	(944,000)	(826,180)	(2,234)
Net cash provided by Operating Activities	715,000	3,181,030	815,000	1,513,000	(2,723,168)	1,439,451
Cash Flows used in Investing Activities:
Payments for vessel improvements and vessel acquisitions (Note 5)	(42,000)	(23,850)	(4,368,000)	(5,094,000)	(1,474,965)	0
Payment for equity method investment (Note 4)	0		(1,643,000)	0
Net cash used in Investing Activities	(42,000)	(23,850)	(6,011,000)	(5,094,000)	(1,474,965)	0
Cash Flows provided by Financing Activities:
Proceeds from Spin-Off (Note 3(c))	1,000,000		0	0
Proceeds from issuance of units and warrants (Note 7(a))	0		15,123,000	16,195,000
Proceeds from exercise of prefunded warrants (Note 7(a))	0		27,000	0
Proceeds from issuance of Series E Preferred Stock (Note 3(d) and 7(c))	0		35,000	0
Payments of equity issuance and financing costs (Note 7(a))	0		(1,513,000)	(1,835,000)
Payments of dividends on common stockholders and Class A warrant holders (Note 7(a))	0		0	(3,101,000)
Parent investment/(distribution), net		(3,196,728)			4,235,856	(1,504,222)
Net cash provided by Financing Activities	1,000,000	(3,196,728)	11,583,000	10,362,000	4,235,856	(1,504,222)
Net increase in cash and cash equivalents	1,673,000	(39,548)	6,387,000	6,781,000	37,723	(64,771)
Cash and cash equivalents at beginning of the year/period	0	39,638	8,454,000	1,673,000	1,915	66,686
Cash and cash equivalents at end of the year/period	1,673,000	$ 90	14,841,000	8,454,000	$ 39,638	$ 1,915
SUPPLEMENTAL CASH FLOW INFORMATION
Series C Preferred Stock dividends declared, not paid (Note 7(c))	0		(110,000)	(240,000)
Non-cash consideration for vessel acquisition through the issuance of Series D Preferred Stock (Note 7(c))	0		(10,000,000)	(17,600,000)
Alternative cashless exercise of private placement warrants (Note 7(b))	0		1,282,000	0
Issuance of common stock and preferred stock in exchange for entities' acquisition (Note 3(c))	47,084,000		0	0
Series C Preferred Stock [Member]
Cash Flows provided by Financing Activities:
Payments of dividends on Preferred Stock (Note 7(c))	0		(1,121,000)	(780,000)
SUPPLEMENTAL CASH FLOW INFORMATION
Deemed dividend upon redemption of Preferred Stock (Note 7(c))	0		(2,549,000)	0
Series D Preferred Stock [Member]
Cash Flows provided by Financing Activities:
Payments of dividends on Preferred Stock (Note 7(c))	0		(968,000)	(117,000)
SUPPLEMENTAL CASH FLOW INFORMATION
Deemed dividend upon redemption of Preferred Stock (Note 7(c))	$ 0		$ (154,000)	$ (134,000)